Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Atlantic Coastal Acquisition Corp. II
Entity Central Index Key	0001893219
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	6770
Entity Address, Address Line One	6 St Johns Lane, Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
Entity Tax Identification Number	87-1013956
City Area Code	248
Local Phone Number	890-7200
Entity Small Business	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	6 St Johns Lane, Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	248
Local Phone Number	890-7200
Contact Personnel Name	Shahraab Ahmad